Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUB) (Detail) - BK (US) [Member] - U.S. Basel III [Member] $ in Millions		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 15,629	$ 14,746
Tier 1 capital (to risk-weighted assets): Actual amount		14,634	14,115
Tier 1 capital (to quarterly average assets): Actual amount	[1]	14,634	14,115
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 14,634	$ 14,115
Total capital (to risk-weighted assets): Actual ratio		0.1668	0.1511
Tier 1 capital (to risk-weighted assets): Actual ratio		0.1562	0.1447
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	0.1112	0.1065
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		0.1562	0.1447
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 9,836	$ 10,244
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	7,963	8,293
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]	5,262	5,304
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 6,557	$ 6,829
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	0.10500	0.10500
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	0.08500	0.08500
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]	0.04000	0.04000
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	7.00%	7.00%
Total capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		$ 9,368	$ 9,756
Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		7,494	7,805
Tier 1 capital (to quarterly average assets): Amount OCC requires to be "well capitalized"	[1]	6,577	6,629
Common Equity Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		$ 6,089	$ 6,342
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		0.1000	0.1000
Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		0.0800	0.0800
Tier 1 capital (to quarterly average assets): Ratios OCC requires to be "well capitalized"	[1]	0.0500	0.0500
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		6.50%	6.50%
Capital conservation buffer			2.50%

[1]	Excludes certain deductions.
[2]	Beginning January 1, 2019, the minimum capital requirement includes a capital conservation buffer of 2.5%.